SHORT TERM BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term bank loans	$ 18,711,357	$ 27,283,147
Short Term Bank Loans [Member]
Short-term Debt [Line Items]
Short-term bank loans	18,711,357	27,283,147
Weighted average interest rate	7.138%	7.00%
Interest expense, short term bank loans	1,943,115	2,663,924	3,335,158
Short Term Bank Loans [Member] | Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans	3,254,149
Annual rate	7.00%
Repayment date	Dec. 17, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	813,536
Annual rate	7.80%
Repayment date	Oct. 30, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,627,075
Annual rate	7.728%
Repayment date	Oct. 28, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	3,254,149
Annual rate	7.416%
Repayment date	Oct. 28, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,067,686
Annual rate	6.00%
Repayment date	Aug. 13, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	2,440,612
Annual rate	7.28%
Repayment date	Jun. 12, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,627,075
Annual rate	7.28%
Repayment date	Mar. 09, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,627,075
Annual rate	6.60%
Repayment date	Jan. 02, 2015
Short Term Bank Loans [Member] | Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,035,969
Annual rate		7.80%
Repayment date		Dec. 15, 2014
Short Term Bank Loans [Member] | Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,614,387
Annual rate		6.60%
Repayment date		Dec. 02, 2014
Short Term Bank Loans [Member] | Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,614,387
Annual rate		6.90%
Repayment date		Oct. 20, 2014
Short Term Bank Loans [Member] | Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans		6,457,550
Annual rate		7.20%
Repayment date		Oct. 15, 2014
Short Term Bank Loans [Member] | Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,035,969
Annual rate		6.00%
Repayment date		Aug. 22, 2014
Short Term Bank Loans [Member] | Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,937,265
Annual rate		6.60%
Repayment date		Jun. 16, 2014
Short Term Bank Loans [Member] | Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,614,387
Annual rate		7.50%
Repayment date		May 07, 2014
Short Term Bank Loans [Member] | Short Term Bank Loan Sixteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,421,581
Annual rate		6.60%
Repayment date		Feb. 07, 2014
Short Term Bank Loans [Member] | Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,228,775
Annual rate		7.28%
Repayment date		Jan. 17, 2014
Short Term Bank Loans [Member] | Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 322,877
Annual rate		7.54%
Repayment date		Jan. 09, 2014